Long-term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt
Schedule of long-term debt

	December 31, 2012	June 30, 2013
Bank credit facility(a)	$217,000	960,000
9.375% senior notes due 2017(b)	525,000	525,000
7.25% senior notes due 2019(c)	400,000	400,000
6.00% senior notes due 2020(d)	300,000	525,000
9.00% senior note(d)	25,000	25,000
Net premium	2,058	8,217

	1,469,058	2,443,217
Less amounts due within one year	25,000	25,000

Total	$1,444,058	2,418,217

	2011	2012
Bank credit facility (a)	$365,000	217,000
9.375% senior notes due 2017 (b)	525,000	525,000
7.25% senior notes due 2019 (c)	400,000	400,000
6.00% senior notes due 2020 (d)	—	300,000
9.00% senior note due 2013 (e)	25,000	25,000
Net unamortized premium	2,330	2,058

	1,317,330	1,469,058
Less amounts due within one year	—	25,000

	$1,317,330	1,444,058